Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares		Additional Paid-in Capital	Retained earnings	Accumulated other comprehensive income/(loss)	Non- controlling Interest	Total
Balance at Mar. 31, 2022		$ 1,125		$ 256,410	$ 6,857,604	$ (51,945)		$ 7,063,194
Balance (in Shares) at Mar. 31, 2022	[1]	3,000,000
Dividend declared (paid)					(2,423,077)			(2,423,077)
Change in fair value of investment in marketable debt securities, net of tax						51,531		51,531
Net income					6,656,151			6,656,151
Balance at Mar. 31, 2023		$ 1,125		256,410	11,090,678	(414)		11,347,799
Balance (in Shares) at Mar. 31, 2023	[1]	3,000,000
Dividend declared (paid)					(6,000,000)			(6,000,000)
Change in fair value of investment in marketable debt securities, net of tax						414		414
Issuance of ordinary share upon the completion of IPO, net of issuance cost		$ 53		4,041,222				4,041,275
Issuance of ordinary share upon the completion of IPO, net of issuance cost (in Shares)	[1]	140,000
Net income					783,660			783,660
Balance at Mar. 31, 2024		$ 1,178		4,297,632	5,874,338			$ 10,173,148
Balance (in Shares) at Mar. 31, 2024		3,140,000	[1]					3,140,000	[2]
Change in fair value of investment in marketable debt securities, net of tax
Contribution by Non-controlling interest							$ 490,000	490,000
Shared-based awards		$ 232		1,896,014				1,896,246
Shared-based awards (in Shares)	[1]	621,701
Foreign currency translation adjustments						(23,364)	(3,970)	(27,334)
Net income					2,593,248		(80,908)	2,512,340
Balance at Mar. 31, 2025		$ 1,410		$ 6,193,646	$ 8,467,586	$ (23,364)	$ 405,122	$ 15,044,400
Balance (in Shares) at Mar. 31, 2025		3,761,701	[1]					3,761,701	[2]

[1]	Retroactively adjusted for the effects of the Reverse Stock Split (see Note 1).
[2]	Retroactively adjusted for the effects of the Reverse Stock Split (see Note 1).